WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.7%
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$128,341
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	52,733
AT&T Inc., Senior Notes	4.350%	3/1/29	1,170,000	1,146,052
AT&T Inc., Senior Notes	2.550%	12/1/33	390,000	313,917
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,857
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,174
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	58,332
AT&T Inc., Senior Notes	3.500%	9/15/53	240,000	174,552
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	212,846
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,441
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	21,476
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	290,000	274,306
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	19,015
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	71,296
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	142,418
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	48,348
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	54,687
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	64,562
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	204,557
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,490,000	1,223,111
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	110,000	106,344
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	164,505
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	135,814
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	460,000	366,173

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	$8,374
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	42,783
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	95,300
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,110
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	33,350
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	179,857
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	450,000	343,893

Total Diversified Telecommunication Services				5,734,524

Entertainment - 0.4%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	59,386
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,803
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	65,980	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	90,000	83,783	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	590,000	527,176	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	25,120	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	550,000	446,240	(a)

Total Entertainment				1,358,488

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	18,353
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	32,762
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	35,090
Alphabet Inc., Senior Notes	2.050%	8/15/50	30,000	19,099

Total Interactive Media & Services				105,304

Media - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	8,461	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	2,050,000	1,724,270	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	230,000	188,349
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	390,000	386,265

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	$75,764
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	96,545
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	410,000	364,169
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	209,461
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	400,000	270,597
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,260
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,921
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	31,704
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	310,000	236,588
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	29,191
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	56,891
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	29,318
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	178,052
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	77,619
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	38,472
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	267,223
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	46,773
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	313,718
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	8,125

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	$34,391
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	7,769
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	16,990
Comcast Corp., Senior Notes	3.969%	11/1/47	440,000	370,600
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	8,479
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	155,628
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	38,687
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	40,586
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	191,398
Comcast Corp., Senior Notes	4.049%	11/1/52	580,000	488,933
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	18,004
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	19,397
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	53,568
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	19,831
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	32,015
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	23,993	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	7,481	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,348
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	157,865
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,387
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	81,672
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	195,801	(a)

Total Media				6,683,559

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	1,082,955	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	73,114
Sprint LLC, Senior Notes	7.625%	2/15/25	40,000	41,515
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	630,000	612,727
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	18,619
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,238
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	52,921
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	54,755
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	670,000	629,198
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	42,401
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	43,185

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	$117,023
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	490,000	413,047
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,844
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	160,000	115,356
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	171,681	(a)

Total Wireless Telecommunication Services				3,502,579

TOTAL COMMUNICATION SERVICES				17,384,454

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,170,000	1,708,585
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	106,751
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	23,047
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	191,060
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	281,926
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	357,465
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	61,170
General Motors Co., Senior Notes	5.600%	10/15/32	100,000	98,011
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,307
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	530,000	502,437	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	320,948	(a)

Total Automobiles				3,661,707

Broadline Retail - 0.7%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	93,081
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	29,048
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	266,444
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	125,303
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	67,387
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	49,907
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	42,761
Amazon.com Inc., Senior Notes	3.600%	4/13/32	550,000	522,798
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	74,518
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	51,589
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	81,767
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	271,461
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	144,120
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	18,247
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	473,177	(a)

Total Broadline Retail				2,311,608

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	$69,543	(a)

Hotels, Restaurants & Leisure - 1.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	27,929	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	26,889	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	50,031	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	30,027	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	25,339	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	29,622
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	400,000	387,223
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	342,300
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	58,791
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,317
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	147,524
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	19,401
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	87,225
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	237,294
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	8,023
McDonald’s Corp., Senior Notes	4.200%	4/1/50	300,000	264,925
Sands China Ltd., Senior Notes	5.625%	8/8/25	630,000	614,591
Sands China Ltd., Senior Notes	4.300%	1/8/26	200,000	187,957
Sands China Ltd., Senior Notes	2.800%	3/8/27	200,000	171,747
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	166,297
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	71,092	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	170,324	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	10,000	9,095	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	110,000	111,680	(a)

Total Hotels, Restaurants & Leisure				3,254,643

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	160,000	158,132
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	9,635

Total Household Durables				167,767

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	$56,349
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,856
Home Depot Inc., Senior Notes	2.700%	4/15/30	190,000	171,632
Home Depot Inc., Senior Notes	3.300%	4/15/40	220,000	183,122
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	8,611
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	139,527
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	39,547
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	90,377

Total Specialty Retail				699,021

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	47,436	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	66,433
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	73,574
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	33,774
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	90,790

Total Textiles, Apparel & Luxury Goods				312,007

TOTAL CONSUMER DISCRETIONARY				10,476,296

CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	590,000	579,457
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	371,847
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	69,251
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	91,960
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	37,738
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	92,966
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	15,000	14,171
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	257,680
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	59,039
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	81,759
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	28,697

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	50,000	$49,368
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	69,088
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	73,995
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	99,669
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	9,656
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,457
PepsiCo Inc., Senior Notes	1.625%	5/1/30	320,000	270,966
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	22,854

Total Beverages				2,289,618

Consumer Staples Distribution & Retail - 0.0%††
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	76,453
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	43,794
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	16,928

Total Consumer Staples Distribution & Retail				137,175

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	216,686	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	18,478
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000	87,146
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	20,033
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	11,342
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	28,799
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	77,641
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	61,046
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	46,510
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	170,000	172,287
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	149,829

Total Food Products				889,797

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	19,085
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	46,922

Total Household Products				66,007

Personal Care Products - 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	260,000	239,989
Kenvue Inc., Senior Notes	4.900%	3/22/33	260,000	268,733	(a)

Total Personal Care Products				508,722

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	18,999
Altria Group Inc., Senior Notes	4.400%	2/14/26	302,000	299,850
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,905

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Altria Group Inc., Senior Notes	2.450%	2/4/32	460,000	$362,450
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	28,836
Altria Group Inc., Senior Notes	5.950%	2/14/49	410,000	388,508
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	139,542
BAT Capital Corp., Senior Notes	4.540%	8/15/47	540,000	402,854
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	79,040	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	59,816
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	200,000	166,343
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,708
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	72,242

Total Tobacco				2,040,093

TOTAL CONSUMER STAPLES				5,931,412

ENERGY - 5.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,961
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,241
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	9,113

Total Energy Equipment & Services				30,315

Oil, Gas & Consumable Fuels - 5.8%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	42,128
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	135,844
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,412
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,522
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	66,130
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	30,970
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	260,000	253,508
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	20,000	19,257
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	170,000	161,417
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	177,327
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,801	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	379,080	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	950,000	903,868

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	$17,820
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	99,251
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	84,909
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	28,905
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	36,657
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	7,584
Chevron USA Inc., Senior Notes	3.850%	1/15/28	250,000	246,941
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	9,404
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	9,988
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	39,217
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	142,243	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	113,195
Continental Resources Inc., Senior Notes	5.750%	1/15/31	280,000	269,254	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	120,000	93,052
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	370,000	353,387
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	104,697
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	20,851	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	70,302
Devon Energy Corp., Senior Notes	5.850%	12/15/25	150,000	152,498
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	38,240
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	220,639
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	26,156
Devon Energy Corp., Senior Notes	5.000%	6/15/45	530,000	471,831
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	160,000	151,701
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	190,000	173,835
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	140,000	112,906
Ecopetrol SA, Senior Notes	5.875%	5/28/45	590,000	410,050
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	8.892%	4/17/23	40,000	35,626	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	44,125	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	88,385	(b)(c)

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	$50,610	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	240,000	228,840
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	39,757
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,914
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	341,767
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,866
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,904
Energy Transfer LP, Senior Notes	6.250%	4/15/49	540,000	536,008
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	136,814
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	480,000	466,942
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	27,506
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	372,760
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,472
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,293
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	9,185
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	33,980
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	430,000	333,430
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	31,447
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	30,000	24,156	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	29,728
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	119,675
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	82,655
EOG Resources Inc., Senior Notes	4.950%	4/15/50	250,000	252,290
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	10,000	9,096
EQT Corp., Senior Notes	6.125%	2/1/25	10,000	10,069

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	3.900%	10/1/27	440,000	$414,003
EQT Corp., Senior Notes	5.000%	1/15/29	200,000	189,890
EQT Corp., Senior Notes	3.625%	5/15/31	100,000	86,774	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	9,985
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	320,000	311,715
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	38,847
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	76,525
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	36,123
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	9,248
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	247,273
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	178,869	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	19,866
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	9,888
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,415
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,123
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,498
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	69,818
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	123,181
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	190,000	170,407
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	19,288	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,916
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	93,348
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	106,771
MPLX LP, Senior Notes	4.700%	4/15/48	320,000	269,217
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	74,554
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	46,000	46,621
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,085
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	84,721
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	45,845
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	9,075
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	78,694
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	147,350
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	70,486
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	56,179
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	31,575

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	$23,821
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	53,435
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	38,827
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,104,538
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	170,000	175,311
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	27,005
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	87,897
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	142,544
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	18,187
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	24,441
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	221,909
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	39,260
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	184,092	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	230,000	230,608
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	134,021
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	73,007
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	9,472
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	147,845
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	35,010
Shell International Finance BV, Senior Notes	3.250%	4/6/50	520,000	397,275
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	58,281
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	1,400,000	1,402,093
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	20,000	18,826
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	44,223

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp., Senior Notes	6.000%	12/31/30	10,000	$8,950	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	190,000	188,545
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	72,022
Targa Resources Corp., Senior Notes	4.950%	4/15/52	70,000	58,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	19,357
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	19,564
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	140,512
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	8,727
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	380,000	329,585	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	430,000	460,868
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	50,469	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	70,000	66,913
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,940
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	530,000	482,962
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	8,489
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	43,131
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	50,000	42,500
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	192,043
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	36,259
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,444

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	$179,261
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	97,548

Total Oil, Gas & Consumable Fuels				19,588,442

TOTAL ENERGY				19,618,757

FINANCIALS - 11.2%
Banks - 7.4%
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	399,830
Banco Santander SA, Senior Notes	2.746%	5/28/25	600,000	566,341
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	144,304
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	144,301
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	196,322	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	245,760	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	500,000	421,380	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	800,649	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	122,268	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	90,000	88,393	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	40,672	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	102,917	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	430,000	354,018	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	137,457	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	750,000	726,082	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	750,000	714,484	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	$127,107
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,098
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	678,751
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	149,915
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	27,109	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	73,803
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	176,463	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	189,617	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	367,657	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	356,021	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	490,000	491,393	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	191,145	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	79,197
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	20,000	19,075	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	47,780
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	250,566
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	89,635	(c)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	537,767	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	447,475	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	66,970	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	880,000	789,676	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	$104,509	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	118,628	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	110,000	108,028	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	19,935
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,755
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	77,468
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	990,000	960,747
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	160,662
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,394
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	62,088
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	242,025
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	760,000	680,561	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	229,712	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	190,381	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000	472,473	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	398,964
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	430,000	395,196	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	225,791	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	180,958	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	451,723	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	238,499	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000	589,839	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	68,438	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000	$215,749	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	145,485	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	28,400	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	280,959	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	217,917	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	135,353	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	58,320	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	460,000	445,809	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	59,004
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	49,233
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,554
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	366,107	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	193,907	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	199,053	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	200,000	199,663
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	260,000	239,341
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	180,000	166,524
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	66,927

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Swedbank AB, Senior Notes	1.300%	6/2/23	400,000	$396,762	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	148,692
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	73,673
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	280,000	272,834
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	165,891
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	59,295
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	496,247
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	200,728
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	140,679	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	1,110,000	1,000,252	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	43,380	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	249,074	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	737,333	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	970,000	914,672	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	48,433
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	58,195
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	190,132
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	267,749
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	33,075
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	148,021

Total Banks				25,141,594

Capital Markets - 2.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	46,505
Credit Suisse AG, Senior Notes	7.950%	1/9/25	410,000	417,282
Credit Suisse AG, Senior Notes	2.950%	4/9/25	520,000	483,881
Credit Suisse AG, Senior Notes	7.500%	2/15/28	480,000	510,000
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	590,000	28,762	*(a)(b)(c)(d)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	250,000	230,937
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	222,575	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	19

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes
(9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	560,000	$664,944	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,221
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	184,710
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	262,321
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	258,105
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	110,121
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,500
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,630,000	1,347,918	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	265,375	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	37,880	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	142,234	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	150,432	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	249,330	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,097	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	97,119
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	205,823
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	132,855
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	360,000	358,042
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	50,000	49,051
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	480,000	450,614	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	660,000	541,143	(c)

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	$247,091	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	218,014	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	45,621	(c)
UBS AG, Senior Notes	4.500%	6/26/48	400,000	357,640	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	332,923	(a)(b)(c)
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	464,708	(a)

Total Capital Markets				9,186,774

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	110,000	107,873
American Express Co., Senior Notes	4.050%	5/3/29	270,000	263,487

Total Consumer Finance				371,360

Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	988,628
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	840,000	696,521
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	106,919
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	280,000	258,675
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	17,790
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	49,555	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	65,741
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	80,000	68,539
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	125,167	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	78,458	(e)(f)
Visa Inc., Senior Notes	3.150%	12/14/25	220,000	213,870
Visa Inc., Senior Notes	2.050%	4/15/30	120,000	104,717
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	183,187

Total Financial Services				2,957,767

Insurance - 0.1%
American International Group Inc., Senior Notes	2.500%	6/30/25	26,000	24,612

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	$27,566	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	55,273	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	27,463	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	8,989	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	333,273	(a)

Total Insurance				477,176

TOTAL FINANCIALS				38,134,671

HEALTH CARE - 3.5%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	19,809
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	337,918
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	167,308
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	471,037
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	66,649
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,000,000	928,406
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,636
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	88,338
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	26,376
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	49,026
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	150,000	146,912
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	48,120

Total Biotechnology				2,359,535

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	85,443
Abbott Laboratories, Senior Notes	4.750%	11/30/36	230,000	239,147
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	41,188
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	68,000	66,770
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	9,000	8,804
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,454
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	139,898	(a)

Total Health Care Equipment & Supplies				588,704

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	29,860
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	48,223

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Health Care Providers & Services - (continued)
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	$75,291
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,733
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,430
Cigna Group, Senior Notes	3.750%	7/15/23	69,000	68,671
Cigna Group, Senior Notes	4.125%	11/15/25	70,000	68,901
Cigna Group, Senior Notes	4.375%	10/15/28	310,000	305,654
Cigna Group, Senior Notes	4.800%	8/15/38	360,000	349,127
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	18,837
Cigna Group, Senior Notes	3.400%	3/15/50	220,000	162,819
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	157,200
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	28,925
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	133,637
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	374,524
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	16,209
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	65,448
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	17,219
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	142,429
CVS Health Corp., Senior Notes	5.050%	3/25/48	690,000	646,164
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	48,840
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	212,708
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	172,276
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	63,297
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	20,021
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	30,000
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,045
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,255
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	101,241
HCA Inc., Senior Notes	3.500%	9/1/30	90,000	80,223
HCA Inc., Senior Notes	5.500%	6/15/47	30,000	28,207
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	39,093
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,835
Humana Inc., Senior Notes	3.950%	3/15/27	500,000	484,379
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	24,341
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	10,000	8,984
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	29,924
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	39,534
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	18,367
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	230,000	225,558

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	$127,254
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	25,662
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,148
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	88,269
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	18,031
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	18,560
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	81,753
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	21,286
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	300,000	225,824
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	40,985
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	7,012

Total Health Care Providers & Services				5,135,213

Pharmaceuticals - 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	36,035	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	7,678	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	8,233	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	69,626
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	105,000	101,541
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	150,380
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	45,995
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	97,442
Johnson & Johnson, Senior Notes	2.100%	9/1/40	360,000	261,455
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	41,357
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	320,000	226,823
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	111,359
Pfizer Inc., Senior Notes	2.625%	4/1/30	460,000	415,472
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	58,968
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	19,000	18,794
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,060,000	1,866,319
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	417,131
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	11,237

Total Pharmaceuticals				3,945,845

TOTAL HEALTH CARE				12,029,297

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 3.5%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	4.875%	5/1/25	400,000	$399,383
Boeing Co., Senior Notes	2.196%	2/4/26	470,000	436,281
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,953
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	36,875
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	45,883
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	118,872
Boeing Co., Senior Notes	5.150%	5/1/30	390,000	392,641
Boeing Co., Senior Notes	3.250%	2/1/35	260,000	212,571
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	15,915
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	192,401
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	60,701
Boeing Co., Senior Notes	5.805%	5/1/50	670,000	675,397
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	40,032
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	19,473
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	19,619
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,453
General Dynamics Corp., Senior Notes	4.250%	4/1/50	140,000	131,143
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	57,369
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	30,000	29,729
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	160,000	155,723
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	29,687
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	450,000	409,666
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	145,315
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	370,000	351,726
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	250,000	259,285
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	39,049
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	79,109
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	128,260
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	60,005
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	260,000	246,671

Total Aerospace & Defense				4,817,187

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	25

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	$17,446	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	7,585

Total Building Products				25,031

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	10,000	8,930	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	10,000	9,620	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	155,306
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	48,837	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	77,524

Total Commercial Services & Supplies				300,217

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	17,735

Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	70,176
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	40,000	32,021
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	143,515
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	69,055
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	157,145
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	301,167
Union Pacific Corp., Senior Notes	3.750%	2/5/70	180,000	138,794
XPO Inc., Senior Notes	6.250%	5/1/25	10,000	9,955	(a)

Total Ground Transportation				921,828

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	80,000	70,761
3M Co., Senior Notes	3.050%	4/15/30	120,000	109,814
3M Co., Senior Notes	3.700%	4/15/50	230,000	188,882
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	56,332

Total Industrial Conglomerates				425,789

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	9,225
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	88,953

See Notes to Schedule of Investments.

26	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - (continued)
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	110,000	$103,881
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	30,000	26,505	(a)

Total Machinery				228,564

Passenger Airlines - 0.8%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	29,985
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	57,465
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	104,154
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,010,000	1,036,181	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	82,000	80,675	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	77,268	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	810,000	770,002	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	76,500	76,329	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	60,205	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	180,000	172,418	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	80,000	72,466	(a)

Total Passenger Airlines				2,537,148

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	220,000	209,774
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	158,039
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,120,000	982,800	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	18,775
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,146
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	96,347
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	963,124
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	51,739

Total Trading Companies & Distributors				2,499,744

TOTAL INDUSTRIALS				11,773,243

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	27

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	40,000	$38,648	(a)

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	510,000	500,682

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	3.137%	11/15/35	730,000	561,981	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,103	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	39,450
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	192,358
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	122,255
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	64,286
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	20,519
Micron Technology Inc., Senior Notes	5.875%	2/9/33	170,000	171,984
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	127,524
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	94,558
NVIDIA Corp., Senior Notes	3.500%	4/1/50	460,000	377,091
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	56,552
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	110,000	104,455
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	42,383

Total Semiconductors & Semiconductor Equipment				1,984,499

Software - 0.6%
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	197,058
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	68,218
Microsoft Corp., Senior Notes	2.400%	8/8/26	80,000	76,178
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	215,963
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,630
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	77,943
Microsoft Corp., Senior Notes	2.921%	3/17/52	245,000	186,499
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	31,535
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	10,000	8,589	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	10,000	8,260	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	370,000	340,077
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,833
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	116,884
Oracle Corp., Senior Notes	2.875%	3/25/31	440,000	376,733
Salesforce Inc., Senior Notes	3.250%	4/11/23	50,000	49,975

See Notes to Schedule of Investments.

28	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Salesforce Inc., Senior Notes	3.700%	4/11/28	30,000	$29,496
Workday Inc., Senior Notes	3.700%	4/1/29	130,000	121,981

Total Software				1,918,852

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	290,000	272,289
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	95,236

Total Technology Hardware, Storage & Peripherals				367,525

TOTAL INFORMATION TECHNOLOGY				4,810,206

MATERIALS - 1.1%
Chemicals - 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	164,370	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	241,158	(a)

Total Chemicals				405,528

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	80,000	66,277

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	292,944	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	270,000	283,841
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	253,488
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	212,289	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,954
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	28,372
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	39,247
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	310,000	290,320
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	59,787	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	138,541	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	128,595	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	310,000	298,917	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	66,391	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	431,144
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,124
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	155,890

Total Metals & Mining				2,699,844

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	29

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	$174,205
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	300,000	245,705

Total Paper & Forest Products				419,910

TOTAL MATERIALS				3,591,559

REAL ESTATE - 0.0%††
Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	20,000	17,122	(a)

UTILITIES - 0.3%
Electric Utilities - 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	126,423	(a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	112,987
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	27,429
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	200,000	190,737
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	150,000	133,244
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	34,915
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	40,550

Total Electric Utilities				666,285

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	101,434
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	74,730

Total Multi-Utilities				176,164

TOTAL UTILITIES				842,449

TOTAL CORPORATE BONDS & NOTES (Cost - $134,293,316)				124,609,466

MORTGAGE-BACKED SECURITIES - 28.5%
FHLMC - 6.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-10/1/51	562,653	512,674
Federal Home Loan Mortgage Corp. (FHLMC)	4.300%	12/1/32	199,713	198,124
Federal Home Loan Mortgage Corp. (FHLMC)	4.650%	1/1/33	100,000	102,720
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 4/1/52	699,092	661,681

See Notes to Schedule of Investments.

30	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-9/1/50	1,287,656	$1,286,525
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-7/1/52	765,739	768,230
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-1/1/52	4,409,856	3,685,206
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-2/1/51	249,453	202,068
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42-4/1/52	8,025,555	7,023,805
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	1,946,030	1,700,107	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	86,181	77,539	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	380,662	354,092	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/52-11/1/52	494,279	485,958	(g)
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	195,785	201,062
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53	99,774	103,039
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.877%	11/1/47	119,030	115,276	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.097%	2/1/50	118,980	115,156	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	239,643	229,315	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,453,881	1,424,082
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	270,698	256,763
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,484,851	1,363,937

Total FHLMC				20,867,359

FNMA - 14.7%
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	19,069	18,393
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	56,910	53,715

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	31

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	19,425	$18,524
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	37,886	35,470
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	79,661	67,843	(c)
Federal National Mortgage Association (FNMA)	3.840%	7/1/32-8/1/32	200,000	194,314
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	200,000	191,411
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	100,000	96,992
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	100,000	96,380
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	200,000	192,711
Federal National Mortgage Association (FNMA)	4.100%	5/1/33	100,000	100,312	(e)(h)
Federal National Mortgage Association (FNMA)	4.480%	5/1/33	100,000	100,687	(e)(h)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	3,232,214	3,049,059
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	6,744,937	6,154,105
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-6/1/62	7,703,141	6,670,377
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	94,089
Federal National Mortgage Association (FNMA)	3.000%	9/1/40-3/1/52	423,546	385,771	(g)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	905,927	892,015
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-3/1/52	7,897,087	6,590,579
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	642,811	639,358
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	28,476	28,825
Federal National Mortgage Association (FNMA)	2.000%	2/1/51-12/1/51	349,304	289,887	(g)

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	1.500%	3/1/51	381,186	$300,444
Federal National Mortgage Association (FNMA)	1.500%	4/1/52	400,000	314,005	(h)
Federal National Mortgage Association (FNMA)	2.000%	4/1/52	2,200,000	1,818,979	(h)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52	3,600,000	3,103,172	(h)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52	3,600,000	3,230,416	(h)
Federal National Mortgage Association (FNMA)	3.500%	4/1/52	4,200,000	3,902,883	(h)
Federal National Mortgage Association (FNMA)	4.000%	4/1/52	4,000,000	3,825,953	(h)
Federal National Mortgage Association (FNMA)	4.500%	4/1/52	2,800,000	2,743,647	(h)
Federal National Mortgage Association (FNMA)	5.000%	4/1/52	1,900,000	1,895,102	(h)
Federal National Mortgage Association (FNMA)	5.500%	4/1/52	1,000,000	1,010,176	(h)
Federal National Mortgage Association (FNMA)	6.000%	4/1/52	300,000	306,223	(h)
Federal National Mortgage Association (FNMA)	6.500%	4/1/52	300,000	309,352	(h)
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	298,253	292,759	(g)
Federal National Mortgage Association (FNMA)	6.000%	1/1/53	95,457	98,113
Federal National Mortgage Association (FNMA)	6.500%	1/1/53-2/1/53	491,499	511,298
Federal National Mortgage Association (FNMA)	5.500%	2/1/53	99,577	101,324
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	200,000	202,198	(g)

Total FNMA				49,926,861

GNMA - 7.7%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	96,292	89,881
Government National Mortgage Association (GNMA)	3.500%	5/15/50	42,137	40,675

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	33

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	656,912	$643,527
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 6/20/52	3,351,365	3,161,849
Government National Mortgage Association (GNMA) II	3.000%	11/20/46- 4/20/52	4,135,304	3,778,601
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-4/20/49	484,331	482,922
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-2/20/53	973,469	985,700
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-10/20/51	1,791,266	1,530,242
Government National Mortgage Association (GNMA) II	2.500%	1/20/51-2/20/53	5,335,682	4,703,446
Government National Mortgage Association (GNMA) II	2.500%	9/20/51	696,669	613,887	(g)
Government National Mortgage Association (GNMA) II	2.000%	4/1/52	800,000	679,697	(h)
Government National Mortgage Association (GNMA) II	2.500%	4/1/52	500,000	440,059	(h)
Government National Mortgage Association (GNMA) II	3.000%	4/1/52	1,000,000	910,931	(h)
Government National Mortgage Association (GNMA) II	3.500%	4/1/52	300,000	281,262	(h)
Government National Mortgage Association (GNMA) II	4.000%	4/1/52	2,100,000	2,021,914	(h)
Government National Mortgage Association (GNMA) II	4.500%	4/1/52	2,200,000	2,167,066	(h)
Government National Mortgage Association (GNMA) II	5.000%	4/1/52	1,300,000	1,301,727	(h)
Government National Mortgage Association (GNMA) II	5.500%	4/1/52	1,500,000	1,517,080	(h)
Government National Mortgage Association (GNMA) II	6.000%	4/1/52	200,000	203,742	(h)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52	396,804	402,197	(g)
Government National Mortgage Association (GNMA) II	3.500%	12/20/52	296,745	278,426	(g)

Total GNMA				26,234,831

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $99,611,091)				97,029,051

See Notes to Schedule of Investments.

34	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.1%
U.S. Government Obligations - 15.1%
U.S. Treasury Bonds	1.125%	8/15/40	980,000	$648,599
U.S. Treasury Bonds	1.375%	11/15/40	240,000	165,516
U.S. Treasury Bonds	1.875%	2/15/41	690,000	516,651
U.S. Treasury Bonds	1.750%	8/15/41	4,530,000	3,283,542
U.S. Treasury Bonds	2.000%	11/15/41	1,750,000	1,322,173
U.S. Treasury Bonds	4.000%	11/15/42	700,000	719,250
U.S. Treasury Bonds	3.875%	2/15/43	810,000	817,404
U.S. Treasury Bonds	3.625%	8/15/43	80,000	77,719
U.S. Treasury Bonds	3.125%	8/15/44	110,000	98,231
U.S. Treasury Bonds	2.875%	8/15/45	110,000	93,824
U.S. Treasury Bonds	3.375%	11/15/48	160,000	149,756
U.S. Treasury Bonds	1.250%	5/15/50	1,100,000	640,148
U.S. Treasury Bonds	1.375%	8/15/50	2,860,000	1,719,240
U.S. Treasury Bonds	1.625%	11/15/50	2,330,000	1,495,569
U.S. Treasury Bonds	1.875%	2/15/51	2,580,000	1,763,672
U.S. Treasury Bonds	2.375%	5/15/51	1,830,000	1,405,990
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	1,105,041
U.S. Treasury Bonds	1.875%	11/15/51	301,000	205,097
U.S. Treasury Bonds	2.250%	2/15/52	9,493,000	7,083,780
U.S. Treasury Bonds	3.000%	8/15/52	3,300,000	2,899,875
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,726
U.S. Treasury Notes	2.500%	4/30/24	1,350,000	1,320,327
U.S. Treasury Notes	0.250%	5/31/25	460,000	424,584
U.S. Treasury Notes	0.375%	1/31/26	1,530,000	1,389,312
U.S. Treasury Notes	4.625%	3/15/26	50,000	51,143
U.S. Treasury Notes	0.750%	3/31/26	310,000	283,698
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,274
U.S. Treasury Notes	2.750%	4/30/27	4,990,000	4,810,574
U.S. Treasury Notes	4.125%	9/30/27	50,000	50,953
U.S. Treasury Notes	0.750%	1/31/28	2,250,000	1,965,894
U.S. Treasury Notes	4.000%	2/29/28	40,000	40,727
U.S. Treasury Notes	1.250%	3/31/28	1,530,000	1,365,137
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,477,661
U.S. Treasury Notes	1.125%	8/31/28	1,920,000	1,686,412
U.S. Treasury Notes	2.875%	4/30/29	2,060,000	1,978,364
U.S. Treasury Notes	2.750%	5/31/29	2,500,000	2,383,496
U.S. Treasury Notes	1.875%	2/15/32	4,720,000	4,143,828
U.S. Treasury Notes	2.750%	8/15/32	1,260,000	1,186,073

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	35

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	4.125%	11/15/32	10,000	$10,509
U.S. Treasury Notes	3.500%	2/15/33	90,000	90,148
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	365,427

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $58,845,393)				51,263,344

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 8.5%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. USD LIBOR + 2.827%)	7.546%	9/15/34	410,000	358,251	(a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.160%	1/25/67	593,137	523,367	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	594,943
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	538,965
BANK, 2017-BNK7 XA, IO	0.718%	9/15/60	2,964,687	73,621	(c)
BANK, 2023-BNK45 A5	5.203%	2/15/56	170,000	170,232
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	123,301	122,396	(a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	398,982	(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.459%	1/15/55	4,116,601	96,425	(c)
BLP Commercial Mortgage Trust, 2023- IND A (1 mo. Term SOFR + 1.692%)	6.519%	3/15/40	170,000	168,478	(a)(c)
BPR Trust, 2021-TY A (1 mo. USD LIBOR + 1.050%)	5.734%	9/15/38	170,000	162,236	(a)(c)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	34,341	32,172	(a)(c)
BX Trust, 2022-CLS A	5.760%	10/13/27	450,000	440,579	(a)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.827%	1/15/39	250,000	241,633	(a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	5.095%	8/25/35	237,654	211,616	(a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	5.145%	8/25/35	259,315	231,104	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	79,070	68,355	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	5.584%	11/15/37	589,794	575,293	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.288%	6/15/50	515,000	436,278	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	296,252	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	10.034%	7/15/32	714,000	638,960	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	274,803	247,242	(a)(c)

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/1/23 then 3.573%)	2.573%	7/25/49	97,698	$90,162	(a)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	64,594	51,749	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	71,940	59,188	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	107,164	89,940	(a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	644,867	558,918	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	73,528	62,608	(a)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	85,590	75,942	(a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	460,396
Ellington Financial Mortgage Trust, 2020-1 B1	5.105%	5/25/65	720,000	673,899	(a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	79,987	64,672	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	87,257	(a)(c)
ELP Commercial Mortgage Trust, 2021- ELP A (1 mo. USD LIBOR + 0.701%)	5.386%	11/15/38	120,000	115,073	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 X1, IO	1.125%	1/25/30	3,442,214	205,932	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K152 X1, IO	0.154%	11/25/32	12,998,603	200,762	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.773%	12/25/30	5,482,207	252,925	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.287%	7/25/26	966,012	33,173	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.324%	7/25/35	136,970	15,147	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	1.746%	2/15/37	1,304,953	130,271	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	68,587	10,044
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	162,617	25,559
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	82,461	12,627

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	85,658	$11,583
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	181,773	25,211
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	94,652
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	242,205
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	129,005	115,712
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	518,597	66,933
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	6.695%	2/25/50	101,443	100,867	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.360%	1/25/51	95,869	94,605	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.860%	2/25/42	191,849	190,011	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	6.760%	5/25/42	526,705	529,336	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	21,981	937	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	9.445%	12/25/42	670,000	683,306	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.860%	8/25/33	110,000	108,433	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	6.410%	1/25/42	490,000	463,855	(a)(c)

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	9.095%	1/25/31	200,000	$210,936	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	6.895%	1/25/40	38,538	38,680	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	6.210%	12/25/41	520,000	492,789	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.353%	2/25/43	48,737	46,589	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.106%	4/25/28	82,729	78,738	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	183,419	163,497	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	251,450	218,808
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	176,925	6,641	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	130,347	113,588
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	105,649	65,068
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	464,202
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	79,016	12,205
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	725,792	114,426
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	3,203	3,122	(a)(c)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	335,454
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.289%	3/20/42	352,254	39,386	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.872%	4/16/42	184,009	25,176	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.215%	10/16/54	2,332,911	28,928	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
Government National Mortgage Association (GNMA), 2013-107 AD	2.844%	11/16/47	38,297	$34,907	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	3,945	3,795	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.374%	8/16/54	339,051	3,511	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	114,202	20,436
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	839,477	166,984
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	10/16/46	251,777	39,995	(c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	472,174	375,490
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	79,549	11,056
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	77,699	10,789
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	80,543	11,132
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	164,341	22,154
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	312,042	32,615
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	5.066%	6/20/69	183,262	181,414	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	5.716%	5/20/70	126,514	125,790	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	5.816%	4/20/70	58,078	58,361	(c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,422,367	207,659
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	901,718	123,664
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,089,386	153,396

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	293,595	$16,788	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	261,699
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,233,221	1,531,540
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	286,923
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	294,678	257,776
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	78,890	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	1,497,314	102,631	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	159,971	(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	6.484%	9/15/31	480,155	400,929	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	7.684%	9/15/31	480,155	339,750	(a)(c)
GS Mortgage Securities Corp. Trust, 2021-ROSS A (1 mo. USD LIBOR + 1.150%)	5.835%	5/15/26	290,000	261,782	(a)(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	356,750	355,930	(a)
ILPT Commercial Mortgage Trust, 2022- LPF2 A (1 mo. Term SOFR + 2.245%)	7.072%	10/15/39	810,000	809,752	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	184,520
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.434%	5/15/28	114,920	106,405	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	70,184	62,795	(a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	6.741%	3/15/36	400,000	396,442	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1 (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	96,455	88,135	(a)
MHC Trust, 2021-MHC2 A (1 mo. USD LIBOR + 0.850%)	5.534%	5/15/38	110,000	106,293	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	5.674%	12/12/49	13,789	6,826	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.975%)	5.659%	11/15/34	272,115	$265,820	(a)(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	220,546	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	6.334%	5/15/36	289,340	281,033	(a)(c)
MTN Commercial Mortgage Trust, 2022- LPFL A (1 mo. Term SOFR + 1.397%)	6.224%	3/15/39	240,000	236,809	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	356,739	329,945	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	212,912	200,323	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	197,276	(a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	63,462	59,236	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	72,044	59,432	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	194,924	154,841	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	75,455	58,794	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	110,850	84,839	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	360,763	(a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	200,421	159,916	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	408,912	341,261	(a)(c)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	613,775	579,425	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	674,672	676,750	(a)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	5.834%	5/15/38	140,000	125,769	(a)(c)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	5.506%	11/15/36	120,000	115,378	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	5.845%	5/25/58	510,353	504,456	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.101%	4/25/56	110,000	104,936	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.505%	6/25/57	250,000	195,803	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	177,344	(a)(c)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	5.535%	3/15/38	522,588	506,579	(a)(c)
VLS Commercial Mortgage Trust, 2020- LAB B	2.453%	10/10/42	210,000	158,137	(a)

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (i) - (continued)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	19,453		$19,142	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.197%	3/15/50	1,773,973		62,394	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $31,320,976)					28,725,375

SOVEREIGN BONDS - 4.1%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763		10,660
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	425,676		124,374
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	380,000		108,218
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	312,100		110,582	(a)

Total Argentina					353,834

Brazil - 0.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	4,364,000	BRL	733,646
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		195,978
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		559,725

Total Brazil					1,489,349

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000		260,267
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		182,220

Total Colombia					442,487

Indonesia - 0.8%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		230,629
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	942,337
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	1,108,478

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	$94,561
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	163,324

Total Indonesia					2,539,329

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000		362,374

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		185,356	(j)

Mexico - 2.3%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	110,272
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,841,480
Mexican Bonos, Senior Notes	7.750%	11/23/34	45,120,000	MXN	2,311,035
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,430,000	MXN	2,006,194
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	730,000		597,769

Total Mexico					7,866,750

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		163,484	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		161,465

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		121,243

Russia - 0.0%††
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	4,842	*(d)
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	43,433	*(d)
Russian Federal Bond - OFZ	6.900%	5/23/29	60,391,000	RUB	38,887	*(d)
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	28,255	*(d)
Russian Federal Bond - OFZ	7.700%	3/16/39	37,190,000	RUB	23,947	*(d)

Total Russia					139,364

TOTAL SOVEREIGN BONDS (Cost - $18,093,305)					13,825,035

SENIOR LOANS - 2.9%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.570%	4/29/26	170,728		170,021	(c)(k)(l)

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.0%††
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	7.595%	2/15/28	117,501	$63,886	(c)(k)(l)

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. Term SOFR + 1.750%)	6.557%	4/30/25	145,077	145,168	(c)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	7.840%	5/1/26	128,093	113,932	(c)(k)(l)
Nexstar Media Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	7.340%	9/18/26	114,259	114,145	(c)(k)(l)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. USD LIBOR + 3.500%)	8.659%	12/17/26	123,955	110,196	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.184%	1/31/28	180,000	177,480	(c)(k)(l)

Total Media				660,921

TOTAL COMMUNICATION SERVICES				894,828

CONSUMER DISCRETIONARY - 0.3%
Automobile Components - 0.0%††
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	4/30/26	191,274	190,636	(c)(k)(l)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	7.517%	9/23/26	230,735	230,315	(c)(k)(l)

Hotels, Restaurants & Leisure - 0.2%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.341%	8/17/28	66,842	66,759	(c)(k)(l)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.157%	2/6/30	30,000	29,900	(c)(k)(l)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.437%	3/29/27	29,176	29,157	(c)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	7.340%	5/29/26	52,813	52,825	(c)(k)(l)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	7.960%	4/13/29	198,500	197,300	(c)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.100%	2/8/27	214,016	212,641	(c)(k)(l)

Total Hotels, Restaurants & Leisure				588,582

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.0%††
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.590%	3/6/28	28,733	$28,410	(c)(k)(l)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	7.590%	10/19/27	167,574	162,791	(c)(k)(l)

Total Specialty Retail				191,201

TOTAL CONSUMER DISCRETIONARY				1,200,734

CONSUMER STAPLES - 0.0%††
Beverages - 0.0%††
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	8.659%	3/31/28	157,050	141,592	(c)(k)(l)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.116%	12/22/27	43,792	43,545	(c)(k)(l)

TOTAL CONSUMER STAPLES				185,137

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.807%	8/4/28	15,874	15,840	(c)(k)(l)

FINANCIALS - 0.6%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	8.188%	11/1/28	84,150	84,045	(c)(k)(l)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	7.659%	2/1/27	46,498	45,248	(c)(k)(l)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.057%	6/30/28	264,355	262,336	(c)(k)(l)

Total Capital Markets				391,629

Financial Services - 0.3%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	7.616%	10/22/26	144,673	143,486	(c)(k)(l)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.422%	2/2/28	94,515	93,817	(c)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	8.557%	4/9/27	212,229	206,039	(c)(k)(l)

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.159%	11/5/28	490,000	$490,551	(c)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.859%	1/13/29	79,200	76,614	(c)(k)(l)

Total Financial Services				1,010,507

Insurance - 0.2%
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	9.090%	2/15/27	109,722	107,802	(c)(k)(l)
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.657%	2/19/28	39,900	39,788	(c)(k)(l)
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	7.090%	2/19/28	38,056	37,663	(c)(k)(l)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	8.090%	12/23/26	158,143	147,129	(c)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	8.090%	7/31/27	68,600	63,112	(c)(k)(l)
Asurion LLC, Term Loan B11 (1 mo. Term SOFR + 4.250%)	9.057%	8/21/28	115,321	107,248	(c)(k)(l)

Total Insurance				502,742

TOTAL FINANCIALS				1,904,878

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.0%††
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.090%	10/23/28	76,058	74,258	(c)(k)(l)

Health Care Providers & Services - 0.3%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.590%	2/18/27	58,293	47,849	(c)(k)(l)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	6.840%	11/15/27	352,904	346,361	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	8.090%	3/5/26	322,980	315,309	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	8.340%	3/5/26	15,738	15,395	(c)(k)(l)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	7.575%	12/11/26	290,000	280,394	(c)(k)(l)

Total Health Care Providers & Services				1,005,308

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.1%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	66,295	$62,234	(m)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.259%	2/15/29	441,906	414,840	(c)(k)(l)

Total Health Care Technology				477,074

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.410%	7/3/28	120,445	120,303	(c)(k)(l)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	7.000%	7/3/28	31,908	31,870	(c)(k)(l)

Total Life Sciences Tools & Services				152,173

Pharmaceuticals - 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	8.998%	10/1/27	482,314	461,815	(c)(k)(l)

TOTAL HEALTH CARE				2,170,628

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	7.011%	12/1/27	48,676	48,787	(c)(k)(l)

Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.373%	2/26/29	516,100	465,966	(c)(k)(l)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	7.840%	3/19/29	158,924	157,307	(c)(k)(l)

Total Building Products				623,273

Commercial Services & Supplies - 0.2%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.922%	7/30/29	155,671	153,686	(c)(k)(l)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.657%	5/12/28	338,303	321,782	(c)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.340%	10/1/26	134,697	134,781	(c)(k)(l)
Garda World Security Corp., Term Loan B2 (1 mo. Term SOFR + 4.350%)	9.109%	10/30/26	48,094	47,704	(c)(k)(l)
GFL Environmental Inc., 2023 Refinancing Term Loan (1 mo. Term SOFR + 3.100%)	7.907%	5/31/27	152,032	152,344	(c)(k)(l)

Total Commercial Services & Supplies				810,297

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.407%	6/7/28	118,073	$117,213	(c)(k)(l)
KKR Apple Bidco LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	7.590%	9/22/28	129,672	128,606	(c)(k)(l)

Total Construction & Engineering				245,819

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	6.998%	12/30/26	290,656	289,203	(c)(k)(l)

Passenger Airlines - 0.1%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.369%	8/11/28	79,400	79,375	(c)(k)(l)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	156,800	156,036	(c)(k)(l)

Total Passenger Airlines				235,411

TOTAL INDUSTRIALS				2,252,790

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.672%	7/2/29	266,424	264,426	(c)(k)(l)

Software - 0.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.657%	10/8/28	36,300	34,757	(c)(f)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	270,800	265,766	(c)(k)(l)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.580%	7/27/28	464,868	385,011	(c)(k)(l)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	8.590%	2/1/28	358,570	354,835	(c)(k)(l)

Total Software				1,040,369

TOTAL INFORMATION TECHNOLOGY				1,304,795

TOTAL SENIOR LOANS (Cost - $10,234,713)				9,929,630

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 2.5%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.200%)	5.909%	6/15/36	340,000	332,184	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	396,000	388,253	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	670,000	$678,973	(a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000	257,491	(a)
Edsouth Indenture LLC, 2015-1 A (1 mo. USD LIBOR + 0.800%)	5.645%	10/25/56	246,656	242,136	(a)(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A2 (1 mo. USD LIBOR + 0.120%)	4.965%	11/25/36	130,213	119,728	(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	5.005%	11/25/36	125,312	122,607	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	271,351
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	225,975	183,060	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	159,744	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	312,897	252,440	(a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	98,773	82,985	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	127,400	116,303	(a)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M4 (1 mo. USD LIBOR + 0.930%)	5.775%	12/25/35	110,000	104,709	(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.206%	2/17/39	670,000	656,704	(a)(c)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	160,000	149,101	(a)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	6.906%	6/19/37	670,000	664,320	(a)(c)
MF1 Ltd., 2022-FL8 A (30 Day Average SOFR + 1.350%)	5.910%	2/19/37	500,000	485,050	(a)(c)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	5.584%	1/15/43	118,175	116,093	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	6.195%	6/25/65	256,825	254,777	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	211,048	190,640	(a)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	65,904	62,889
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	5.156%	6/15/39	309,080	287,684	(c)

See Notes to Schedule of Investments.

50	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	5.536%	12/17/68	96,284	$93,095	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	354,623	(a)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	142,497	131,694	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	5.414%	1/15/53	230,944	223,857	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	358,361	314,603	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	170,606	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	151,902	(a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	141,508	128,726	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	133,715	(a)(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	6.045%	8/25/34	104,222	100,376	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	5.565%	7/25/35	170,098	158,495	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.420%)	5.265%	2/25/37	245,595	234,583	(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	101,529	88,870	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	64,651	57,564

TOTAL ASSET-BACKED SECURITIES (Cost - $10,082,682)				8,521,931

			FACE AMOUNT†
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Notes, Inflation Indexed (Cost - $3,869,874)	1.125%	1/15/33	3,896,839	3,890,235

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	51

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
SOFR 1-Year Mid-Curve Futures, Put @ $95.875		12/15/23	58	145,000	$29,725
SOFR 1-Year Mid-Curve Futures, Put @ $96.000		12/15/23	133	332,500	79,800
U.S. Treasury 5-Year Notes Futures, Call @ $109.000		4/21/23	24	24,000	23,063
U.S. Treasury 5-Year Notes Futures, Call @ $110.750		4/21/23	34	34,000	11,422
U.S. Treasury 10-Year Notes Futures, Call @ $111.500		4/21/23	14	14,000	49,000
U.S. Treasury 10-Year Notes Futures, Call @ $114.000		4/21/23	15	15,000	21,562
U.S. Treasury 10-Year Notes Futures, Call @ $115.000		4/21/23	19	19,000	17,219
U.S. Treasury 10-Year Notes Futures, Put @ $114.000		4/21/23	19	19,000	9,797
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500		4/21/23	9	9,000	18,281

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $301,535)					259,869

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
Interest rate swaption, Call @ 310.000bps (Cost - $58,146)	Morgan Stanley & Co. Inc.	8/29/23	5,591,000	5,591,000	135,767

TOTAL PURCHASED OPTIONS (Cost - $359,681)					395,636

				SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $883,931)				108,106,087	0	*(e)(f)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $367,594,962)					338,189,703

See Notes to Schedule of Investments.

52	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 7.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $25,550,768)	4.756%	25,550,768	$25,550,768	(o)(p)

TOTAL INVESTMENTS - 107.0% (Cost - $393,145,730)			363,740,471
Liabilities in Excess of Other Assets - (7.0)%			(23,864,639)

TOTAL NET ASSETS - 100.0%			$339,875,832

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	53

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of March 31, 2023.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Portfolio held TBA securities with a total cost of $31,653,834.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

All or a portion of this loan is unfunded as of March 31, 2023. The interest rate for fully unfunded term loans is to be determined. At March 31, 2023, the total principal amount and market value of unfunded commitments totaled $66,295 and $62,234, respectively.

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2023, the total market value of investments in Affiliated Companies was $25,550,768 and the cost was $25,550,768 (Note 2).

See Notes to Schedule of Investments.

54	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:
ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2023, the Portfolio had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	$95.250	116	$290,000	$(25,375)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	266	665,000	(69,825)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	112.250	68	68,000	(9,031)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.250	30	30,000	(1,641)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.500	44	44,000	(3,438)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.750	33	33,000	(3,609)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	116.750	23	23,000	(8,625)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	117.000	23	23,000	(7,547)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	118.000	46	46,000	(8,625)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	121.000	11	11,000	(516)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	111.500	11	11,000	(859)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	112.500	34	34,000	(5,312)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	113.000	33	33,000	(8,250)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	113.500	55	55,000	(19,766)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $343,895)					$(172,419)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	55

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
Interest rate swaption, Put (Premiums received - $61,501)	Morgan Stanley & Co. Inc.	8/29/23	410.000	bps	5,591,000	$5,591,000	$(19,435)

TOTAL WRITTEN OPTIONS (Premiums received - $405,396)							$(191,854)

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

At March 31, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	15	12/23	$3,572,154	$3,577,313	$5,159
3-Month SOFR	1	9/23	241,152	237,812	(3,340)
3-Month SOFR	32	3/26	7,710,842	7,765,199	54,357
Australian 10-Year Bonds	31	6/23	2,464,560	2,546,446	81,886
Euro-Bobl	14	6/23	1,749,262	1,789,772	40,510
Euro-OAT	24	6/23	3,273,313	3,389,627	116,314
U.S. Treasury 5-Year Notes	295	6/23	31,756,111	32,304,804	548,693
U.S. Treasury 10-Year Notes	14	6/23	1,601,493	1,608,906	7,413
U.S. Treasury Ultra Long- Term Bonds	193	6/23	26,523,696	27,237,125	713,429
United Kingdom Long Gilt Bonds	17	6/23	2,106,685	2,167,374	60,689

					1,625,110

Contracts to Sell:
3-Month SOFR	226	3/24	54,072,355	54,070,500	1,855
3-Month SOFR	132	3/25	31,739,660	31,968,750	(229,090)
Euro-Buxl	8	6/23	1,154,635	1,222,101	(67,466)
Japanese 10-Year Bonds	4	6/23	4,382,729	4,462,286	(79,557)
U.S. Treasury 2-Year Notes	159	6/23	32,477,350	32,826,047	(348,697)
U.S. Treasury Long-Term Bonds	42	6/23	5,387,427	5,508,562	(121,135)

See Notes to Schedule of Investments.

56	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
U.S. Treasury Ultra 10-Year Notes	112	6/23	$13,098,601	$13,567,750	$(469,149)

					(1,313,239)

Net unrealized appreciation on open futures contracts					$311,871

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At March 31, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	520,000	USD	563,873	BNP Paribas SA	4/18/23	$632
EUR	1,175,989	USD	1,261,269	BNP Paribas SA	4/18/23	15,370
USD	51,765	EUR	47,823	BNP Paribas SA	4/18/23	(152)
USD	149,088	EUR	140,000	BNP Paribas SA	4/18/23	(2,894)
JPY	32,907,673	USD	243,017	Goldman Sachs Group Inc.	4/18/23	5,539
JPY	138,794,470	USD	1,061,242	Goldman Sachs Group Inc.	4/18/23	(12,908)
JPY	176,310,000	USD	1,304,329	Goldman Sachs Group Inc.	4/18/23	27,365
JPY	176,430,000	USD	1,304,271	Goldman Sachs Group Inc.	4/18/23	28,329
JPY	176,600,000	USD	1,304,197	Goldman Sachs Group Inc.	4/18/23	29,687
JPY	176,730,000	USD	1,304,232	Goldman Sachs Group Inc.	4/18/23	30,633
USD	102,238	JPY	13,500,000	Goldman Sachs Group Inc.	4/18/23	270
USD	845,168	JPY	112,070,863	Goldman Sachs Group Inc.	4/18/23	(1,318)
USD	1,684,890	JPY	223,726,093	Goldman Sachs Group Inc.	4/18/23	(4,943)
USD	1,008,806	MXN	19,968,302	Goldman Sachs Group Inc.	4/18/23	(95,411)
ZAR	8,247,386	USD	481,501	Goldman Sachs Group Inc.	4/18/23	(19,031)
CAD	8,322,699	USD	6,231,664	JPMorgan Chase & Co.	4/18/23	(71,966)
CNH	10,320,541	USD	1,523,597	JPMorgan Chase & Co.	4/18/23	(19,871)
INR	40,204,747	USD	482,708	JPMorgan Chase & Co.	4/18/23	5,934
USD	411,935	CAD	554,866	JPMorgan Chase & Co.	4/18/23	1,274
USD	417,603	CAD	560,000	JPMorgan Chase & Co.	4/18/23	3,142
USD	4,921,558	CNH	33,687,326	JPMorgan Chase & Co.	4/18/23	13,237
USD	594,679	CNY	4,079,198	JPMorgan Chase & Co.	4/18/23	169

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	57

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	540,882	IDR	8,451,960,550	JPMorgan Chase & Co.	4/18/23	$(22,505)
AUD	3,321,980	USD	2,316,294	Morgan Stanley & Co. Inc.	4/18/23	(94,286)
NOK	15,357,495	EUR	1,445,874	Morgan Stanley & Co. Inc.	4/18/23	(101,555)
USD	412,125	AUD	597,000	Morgan Stanley & Co. Inc.	4/18/23	12,804
USD	412,526	AUD	601,094	Morgan Stanley & Co. Inc.	4/18/23	10,467
USD	340,759	GBP	278,979	Morgan Stanley & Co. Inc.	4/18/23	(3,518)

Net unrealized depreciation on open forward foreign currency contracts						$(265,506)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

58	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
2,098,000		9/30/24	Daily SOFR Compound annually	3.500% annually	$(27,012)	$(10,868)	$(16,144)
2,864,000		8/15/28	1.130% annually	Daily SOFR Compound annually	309,865	12,386	297,479
6,856,000		8/15/28	1.220% annually	Daily SOFR Compound annually	711,753	380,519	331,234
2,566,000		2/15/29	2.850% annually	Daily SOFR Compound annually	62,875	(9,643)	72,518
4,728,000		4/30/29	3.270% annually	Daily SOFR Compound annually	7,492	(57,385)	64,877
5,186,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(162,904)	5,922	(168,826)
28,260,000	MXN	7/18/29	28-Day MXN TIIE -Banxico every 28 days	7.450% every 28 days	(76,006)	7,663	(83,669)
47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(130,435)	15,800	(146,235)
6,472,000		9/30/29	3.250% annually	Daily SOFR Compound annually	8,320	2,853	5,467
5,891,000		12/31/29	Daily SOFR Compound annually	3.250% annually	21,744	(38,442)	60,186
4,449,000		12/31/29	Daily SOFR Compound annually	3.400% annually	54,868	9,534	45,334
1,272,000		3/18/32	2.000% annually	Daily SOFR Compound annually	118,541	10,310	108,231
1,072,000		2/15/47	1.520% annually	Daily SOFR Compound annually	280,010	(16,510)	296,520
1,120,000		2/15/47	1.729% annually	Daily SOFR Compound annually	253,521	16,080	237,441
1,800,000		5/15/47	1.630% annually	Daily SOFR Compound annually	438,600	79,429	359,171
113,000		8/15/47	1.650% annually	Daily SOFR Compound annually	27,253	11,362	15,891

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	59

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)

	3,694,000	8/15/47	2.650% annually	Daily SOFR Compound annually	$265,549	$(17,828)	$283,377
	625,000	2/15/48	2.510% annually	Daily SOFR Compound annually	59,407	4,102	55,305
	2,655,000	2/15/48	2.600% annually	Daily SOFR Compound annually	211,319	182,499	28,820
	1,355,000	2/15/48	2.620% annually	Daily SOFR Compound annually	103,194	1,550	101,644
	1,807,000	2/15/48	3.050% annually	Daily SOFR Compound annually	4,159	55,703	(51,544)
	1,450,000	5/15/48	3.150% annually	Daily SOFR Compound annually	(23,183)	(466,736)	443,553

Total					$2,518,930	$178,300	$2,340,630

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$46,568,000	6/20/28	1.000% quarterly	$532,605	$347,639	$184,966

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$7,690,100	6/20/28	5.000% quarterly	$(115,478)	$23,273	$(138,751)

See Notes to Schedule of Investments.

60	Western Asset Core Plus VIT Portfolio 2023 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2023 Quarterly Report	61

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation

62

Notes to Schedule of Investments (unaudited) (cont’d)

Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$38,056,213	$78,458		$38,134,671
Other Corporate Bonds & Notes	—	86,474,795	—		86,474,795
Mortgage-Backed Securities	—	97,029,051	—		97,029,051
U.S. Government & Agency Obligations	—	51,263,344	—		51,263,344
Collateralized Mortgage Obligations	—	28,725,375	—		28,725,375
Sovereign Bonds	—	13,825,035	—		13,825,035
Senior Loans:
Information Technology	—	1,270,038	34,757		1,304,795
Other Senior Loans	—	8,624,835	—		8,624,835
Asset-Backed Securities	—	8,521,931	—		8,521,931
U.S. Treasury Inflation Protected Securities	—	3,890,235	—		3,890,235
Purchased Options:
Exchange-Traded Purchased Options	$259,869	—	—		259,869
OTC Purchased Options	—	135,767	—		135,767
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	259,869	337,816,619	113,215		338,189,703

Short-Term Investments†	25,550,768	—	—		25,550,768

Total Investments	$25,810,637	$337,816,619	$113,215		$363,740,471

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Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,630,305	—	—	$1,630,305
Forward Foreign Currency Contracts††	—	$184,852	—	184,852
Centrally Cleared Interest Rate Swaps††	—	2,807,048	—	2,807,048
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	184,966	—	184,966

Total Other Financial Instruments	$1,630,305	$3,176,866	—	$4,807,171

Total	$27,440,942	$340,993,485	$113,215	$368,547,642

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$172,419	—	—	$172,419
OTC Written Options	—	$19,435	—	19,435
Futures Contracts††	1,318,434	—	—	1,318,434
Forward Foreign Currency Contracts††	—	450,358	—	450,358
Centrally Cleared Interest Rate Swaps††	—	466,418	—	466,418
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	138,751	—	138,751

Total	$1,490,853	$1,074,962	—	$2,565,815

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company

65

Notes to Schedule of Investments (unaudited) (cont’d)

for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31,	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,913,349	$86,836,007	86,836,007	$86,198,588	86,198,588	—	$232,865	—	$25,550,768

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